Supplementary Financial Statement Information Supplementary Financial Statement Information (Interest Income and Interest Expense (Footnotes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Not Primary Beneficiary [Member]
Interest Income and Interest Expense [Line Items]
Interest expense and interest income excluded, amount	$ 25	$ 38